Unaudited Condensed Consolidated Statements of Income (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Revenues	$ 88,627,399	$ 89,396,439
Expenses
Voyage expenses	8,847,732	13,096,063
Vessels’ operating expenses	22,857,618	28,791,931
Dry-docking costs	2,045,656	2,575,799
Management fees	3,207,885	3,673,865
General and administrative expenses	2,151,866	1,973,265
Depreciation	21,442,465	20,589,001
Net loss/(gain) on sale of vessels	(1,372,409)	5,654,178
Total expenses	59,180,813	76,354,102
Income from operations	29,446,586	13,042,337
Other (expenses)/income
Interest and finance costs	(7,250,396)	(6,270,788)
Loss on derivatives	(1,153,309)	(2,760,836)
Interest income	169,844	38,732
Foreign exchange gain/(loss)	(13,316)	54,555
Other expenses, net	(8,247,177)	(8,938,337)
Net income	$ 21,199,409	$ 4,104,000
Earnings per share
- Basic (in Dollars per share)	$ 1.03	$ 0.20
- Diluted (in Dollars per share)	$ 1.03	$ 0.20
Weighted average number of shares
-Basic (in Shares)	20,552,568	21,029,322
-Diluted (in Shares)	20,552,568	21,029,322